SCHEDULE OF COMPONENTS OF FINANCING COST (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfLongTermDebtLineItems [Line Items]
Gross interest expense	$ 5,912,315	$ 5,770,045	$ 11,755,397	$ 11,372,049
Gross commitment fees		39,027		77,805
Amortization of debt issuance cost	49,580	212,398	83,122	508,552
Debt modification gain	(208,799)		(208,799)	(121,038)
Debt extinguishment loss	38,219	6,201,589	38,219	6,201,589
Other expense	17,662	14,112	33,540	38,671
Total financing cost before capitalization	5,808,977	12,237,171	11,701,479	18,077,628
Capitalized amounts into investment properties		(102,295)	(330,123)	(440,710)
Net financing cost	5,808,977	12,134,876	11,371,356	17,636,918
Total cash paid for interest and commitment fees	$ 5,843,654	$ 5,444,455	$ 11,686,352	$ 11,779,772
Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Gross interest expense					$ 22,557,977	$ 15,568,346	$ 9,506,320
Gross commitment fees					128,410	225,261	286,117
Amortization of debt issuance cost					203,237	1,089,893	659,072
Debt modification gain					(143,630)	(3,775,054)
Debt extinguishment loss					8,370,997
Other expense					593,623	112,542	238,740
Total financing cost before capitalization					31,710,614	13,220,988	10,690,249
Capitalized amounts into investment properties					(599,550)	(1,454,262)	(890,691)
Net financing cost					31,111,064	11,766,726	9,799,558
Total cash paid for interest and commitment fees					$ 24,862,976	$ 14,505,955	$ 9,391,336